Schedule II - Valuation And Qualifying Accounts (Schedule Of Valuation Allowance) (Parenthetical) (Detail) - Valuation Allowance of Deferred Tax Assets - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Valuation and Qualifying Accounts Disclosure [Line Items]
Deductions	[1],[2]	¥ 118,703	¥ 108,178	¥ 38,259
NTT America
Valuation and Qualifying Accounts Disclosure [Line Items]
Additions		302,491
Deductions		¥ 90,147

[1]	Additions and deductions for the fiscal year ended March 31, 2017 in the table above included an addition of ¥302,491 million and a deduction of ¥90,147 million due to NTT America, Inc.'s merger with Verio Inc., its subsidiary. Please see Note 13 for additional details.
[2]	Deductions in the table above mainly consist of changes in estimates of the realizability of deferred tax assets. The amounts of change in estimates of the realizability of deferred tax assets for the years ended March 31, 2015, 2016 and 2017 are presented in Note 13.